CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common shares	Share premium	Treasury shares		Hedging reserves	Translation reserves	Retained profit	Total
Equity at Dec. 31, 2015		$ 638		$ (176)	[1]	$ 1,400	$ 160	$ 973,954	$ 975,976
Comprehensive income/loss for the year:
Net profit/(loss) for the year								(142,491)	(142,491)
Other comprehensive income/(loss) for the year						(1,010)	(180)	(60)	(1,250)	[2]
Total comprehensive income/(loss) for the year						(1,010)	(180)	(142,551)	(143,741)
Corporate Reorganization TORM plc								(6,564)	(6,564)
Acquisition of outstanding shares in TORM A/S, cost	[3]	(15)		176	[1]			(19,396)	(19,235)
Acquisition of treasury shares, cost				(2,887)					(2,887)
Share-based compensation								2,029	2,029
Dividend paid								(25,000)	(25,000)
Total changes in equity		(15)		(2,711)	[1]	(1,010)	(180)	(191,482)	(195,398)
Equity at Dec. 31, 2016		623		(2,887)	[1]	390	(20)	782,472	780,578
Comprehensive income/loss for the year:
Net profit/(loss) for the year								2,407	2,407
Other comprehensive income/(loss) for the year						6,919	240	120	7,279	[2]
Total comprehensive income/(loss) for the year						6,919	240	2,527	9,686
Corporate Reorganization TORM plc								146	146
Share-based compensation								1,880	1,880
Dividend paid								(1,240)	(1,240)
Total changes in equity						6,919	240	3,313	10,472
Equity at Dec. 31, 2017		623		(2,887)	[1]	7,309	220	784,907	791,050
Comprehensive income/loss for the year:
Net profit/(loss) for the year								(34,779)	(34,779)
Other comprehensive income/(loss) for the year	[4]					(7,055)	(316)	(48)	(7,419)	[2]
Total comprehensive income/(loss) for the year						(7,055)	(316)	(34,827)	(42,198)
Capital increase		119	$ 99,880						99,999
Transaction costs capital increase			(2,788)						(2,788)
Share-based compensation								2,026	2,026
Total changes in equity		119	97,092			(7,055)	(316)	(32,801)	57,039
Equity at Dec. 31, 2018		742	$ 97,092	(2,887)	[1]	254	(96)	752,106	847,211
Changes in Stockholders' Equity [Roll Forward]
Adjusted equity as of 1 January 2018		$ 623		$ (2,887)	[1]	$ 7,309	$ 220	785,785	791,050
Effect as of 1 January 2018 of new IFRS standards implemented	[5]							$ (878)	$ (878)

[1]	Please refer to note 12 for further information on treasury shares.
[2]	No income tax was incurred relating to other comprehensive income/(loss) items.
[3]	Relates to the squeeze-out of remaining minority shareholders in TORM A/S.
[4]	Please refer to "Consolidated Statement of Comprehensive Income".
[5]	Please refer to note 1 for description of new IFRS standards implemented.